Equity - Financial Liabilities and Equity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Equity and liabilities [abstract]
Financing liabilities	¥ 7,665,168	¥ 8,102,556
Equity	¥ 11,502,291	¥ 10,772,546	¥ 9,372,839	¥ 8,286,023